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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Mason Capital Management, LLC
                 --------------------------------
   Address:      110 East 59th Street, 30th Floor
                 --------------------------------
                 New York, NY 10022
                 --------------------------------

                 --------------------------------

Form 13F File Number: 28-10413
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John Grizzetti
         -------------------------------
Title:   Chief Financial Officer
         -------------------------------
Phone:   (212) 771-1206
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ John Grizzetti            New York, New York   Febrary 14, 2007
   -------------------------------    ------------------   ----------------
           [Signature]                   [City, State]          [Date]

/s/ by  John Grizzetti with Express Permission
        --------------

Report Type* (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

----------
* Reports Holdings for which confidential treatment is required.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
                                        --------------------

Form 13F Information Table Entry Total:          31
                                        --------------------

Form 13F Information Table Value Total:       $940,191
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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                           FORM 13F INFORMATION TABLE

Column 1                      Column 2        Column 3  Column 4         Column 5        Column 6   Column 7    Column 8
-----------------------------------------------------------------------------------------------------------------------------
                                                          VALUE     SHRS OR         PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
    NAME OF ISSUER            TITLE OF CLASS    CUSIP    (X$1000)   PRN AMT  SH/PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
ADVO INC                      COMMON STOCK    007585102     26,487   812,476 SH          SOLE                 X

ALTRIA GROUP INC              COMMON STOCK    02209S103     68,794   801,610 SH          SOLE                 X

ARAMARK CORPORATION CMN
CLASS B                       COMMON STOCK    038521100     64,344 1,923,600 SH          SOLE                 X

BERKSHIRE HATHAWAY INC CL-A
(DEL) CLASS A                 COMMON STOCK    084670108     10,999       100 SH          SOLE                 X

BERKSHIRE HATHAWAY INC.
CLASS B                       COMMON STOCK    084670207     58,883    16,062 SH          SOLE                 X

BIOMET INC.                   COMMON STOCK    090613100     15,683   380,000 SH          SOLE                 X

CABLEVISION SYSTEMS CORP
CABLEVISION NY GROUP COM      COMMON STOCK    12686C109     53,494 1,878,300 SH          SOLE                 X

CALL/ADP(WWFAK)        @
55 EXP01/19/2008              OPTIONS - CALLS 0530109AK      9,610    42,240 SH     CALL

CALL/MU(WGYAD)         @
20 EXP01/19/2008              OPTIONS - CALLS 5951119AD      3,150    60,000 SH     CALL

CAREMARK RX INC               COMMON STOCK    141705103     86,579 1,516,000 SH          SOLE                 X

CF INDUSTRIES HOLDINGS,
INC.                          COMMON STOCK    125269100     43,643 1,702,140 SH          SOLE                 X

Column 1                      Column 2        Column 3  Column 4         Column 5        Column 6   Column 7    Column 8
-----------------------------------------------------------------------------------------------------------------------------
                                                          VALUE     SHRS OR         PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
    NAME OF ISSUER            TITLE OF CLASS    CUSIP    (X$1000)   PRN AMT  SH/PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
CYPRESS SEMICONDUCTOR CORP    COMMON STOCK    232806109     23,827 1,412,400 SH          SOLE                 X

DST SYSTEM INC                COMMON STOCK    233326107     58,234   929,804 SH          SOLE                 X

ELAN CORP PLC (ADR) ADR CMN   ADR             284131208     20,938 1,419,532 SH          SOLE                 X

FIRST DATA CORPORATION        COMMON STOCK    319963104     89,830 3,520,000 SH          SOLE                 X

GENCORP INC                   COMMON STOCK    368682100     21,678 1,546,200 SH          SOLE                 X

GOLDEN ENTERPRISES CMN        COMMON STOCK    381010107      1,703   556,417 SH          SOLE                 X

ICOS CORP                     COMMON STOCK    449295104     37,358 1,105,600 SH          SOLE                 X

INTERNET CAPITAL GROUP INC
ORD                           COMMON STOCK    46059C205      4,337   422,742 SH          SOLE                 X

KAISER ALUMINUM
CORPORATION                   COMMON STOCK    483007704     51,508   920,115 SH          SOLE                 X

MARSH & MCLENNAN CO INC       COMMON STOCK    571748102     26,840   875,416 SH          SOLE                 X

MDS INC CMN                   COMMON STOCK    55269P302     42,184 2,320,345 SH          SOLE                 X

NOVAGOLD RESOURCES INC.       COMMON STOCK    66987E206     15,444   900,000 SH          SOLE                 X

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
Column 1                      Column 2        Column 3  Column 4         Column 5        Column 6   Column 7    Column 8
-----------------------------------------------------------------------------------------------------------------------------
                                                          VALUE     SHRS OR         PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
    NAME OF ISSUER            TITLE OF CLASS    CUSIP    (X$1000)   PRN AMT  SH/PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
OCCULOGIX, INC.               COMMON STOCK    67461T107        479   305,112 SH          SOLE                 X

OPENWAVE SYSTEMS INC          COMMON STOCK    683718308      7,615   825,000 SH          SOLE                 X

PHELPS DODGE CORP             COMMON STOCK    717265102     32,564   272,000 SH          SOLE                 X

SAIC, INC.                    COMMON STOCK    78390X101     26,361 1,481,800 SH          SOLE                 X

TELEPHONE & DATA SYS INC      COMMON STOCK    879433100     32,451   597,298 SH          SOLE                 X

VALASSIS COMMUNICATIONS
INC                           COMMON STOCK    918866104      3,004  p207,200 SH          SOLE                 X

WESTFIELD FINANCIAL, INC.     COMMON STOCK    96008D101      2,076    60,000 SH          SOLE                 X

WTS/CONSECO, INC. 27.6000     WARRANT EXP
EXP09/10/2008                 9/10/2008       208464123         94   130,741 SH          SOLE                 X